Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF - April | iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: 2.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
Innovator U.S. Small Cap Power Buffer ETF - April | iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: 210.30 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Innovator U.S. Small Cap Power Buffer ETF - April | iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: 178.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator U.S. Small Cap Power Buffer ETF - April | iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: 249.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)